Consolidated Statements Of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Capital expenditures, interest during construction	$ (123)	$ (200)	$ (493)